Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Financial assets, at fair value	446,705	406,647
Debt securities
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Equity securities
Disclosure of financial assets [line items]
Financial assets, at fair value	1,913	1,657
Financial investments
Disclosure of financial assets [line items]
Financial assets	443,312	407,433
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	335,795	308,358
Financial investments
Disclosure of financial assets [line items]
Financial assets	357,577	344,767
Financial investments | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	95,043	96,642
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	260,536	246,371
Financial investments | Equity securities
Disclosure of financial assets [line items]
Financial assets	1,913	1,657
Financial investments | Other instruments
Disclosure of financial assets [line items]
Financial assets	85	97
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Financial assets, at fair value	89,100	62,100
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	10,476	679
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 75,259	$ 61,987